Common Stock and Warrants (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Feb. 02, 2016	Dec. 31, 2015	Jun. 05, 2015	Nov. 29, 2013
Series A [Member]
Shares of Common Stock Issuable from Warrants Outstanding	720,000	960,000		960,000
Weighted Average Exercise Price	$ 0.35	$ 0.35
Expiration	Jul. 12, 2019	Jul. 12, 2019
Series B [Member]
Shares of Common Stock Issuable from Warrants Outstanding		1,326,087		3,500,000
Weighted Average Exercise Price	$ 0.46	$ 0.46	$ 0.46			$ 0.46
Expiration	Nov. 29, 2018	Nov. 29, 2018
Series C [Member]
Shares of Common Stock Issuable from Warrants Outstanding		3,500,000		3,500,000
Weighted Average Exercise Price	$ 0.49	$ 0.49			$ 1.10	$ 0.49
Expiration	Nov. 29, 2018	Nov. 29, 2018
Series D [Member]
Shares of Common Stock Issuable from Warrants Outstanding	910,000	910,000		1,010,000
Weighted Average Exercise Price	$ 1.10	$ 1.10
Expiration	Jun. 05, 2020	Jun. 05, 2020
Series E [Member]
Shares of Common Stock Issuable from Warrants Outstanding	584,416	584,416
Weighted Average Exercise Price	$ 1.54	$ 1.13
Expiration	Sep. 08, 2021	Sep. 08, 2021
Series F Warrant [Member]
Shares of Common Stock Issuable from Warrants Outstanding	14,492
Weighted Average Exercise Price	$ 3.45
Expiration	Feb. 23, 2022
Series G [Member]
Shares of Common Stock Issuable from Warrants Outstanding	460,250
Weighted Average Exercise Price	$ 2.68
Expiration	Jul. 21, 2022
Warrant [Member]
Shares of Common Stock Issuable from Warrants Outstanding	2,689,158	7,280,503		8,970,000
Series F Warrant 1 [Member]
Expiration	Mar. 09, 2022